Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 6,236,892	[1]	$ 5,803,499	[1]
ECA-Guaranteed Financings [Member]
Debt Instrument [Line Items]
Long-term Debt	1,504,429	[1]	1,675,387	[1]
Debt, weighted average interest rate	2.48%	[2]
Debt, Maturity	2024
ALS II [Member]
Debt Instrument [Line Items]
Long-term Debt	450,045	[1]	572,270	[1]
Debt, weighted average interest rate	2.02%	[2]
Debt, Maturity	2038
AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	967,094	[1]	538,024	[1]
Debt, weighted average interest rate	2.92%	[2]
Debt, Maturity	2018
Genesis Securitization [Member]
Debt Instrument [Line Items]
Long-term Debt	452,233	[1]	549,288	[1]
Debt, weighted average interest rate	0.41%	[2]
Debt, Maturity	2032
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	163,943	[1]	188,393	[1]
Debt, weighted average interest rate	1.92%	[2]
Debt, Maturity	2015
Skyfunding I And II Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt	623,785	[1]	507,475	[1]
Debt, weighted average interest rate	3.74%	[2]
Debt, Maturity	2023
Other Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,390,521	[1]	1,179,169	[1]
Debt, weighted average interest rate	3.12%	[2]
Debt, Maturity	2023
Senior Unsecured Notes Due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	300,000	[1]	300,000	[1]
Debt, weighted average interest rate	6.38%	[2]
Debt, Maturity	2017
DBS Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	150,000	[1]
Debt, weighted average interest rate	2.50%	[2]
Debt, Maturity	2018
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Long-term Debt	64,280	[1],[3]	64,280	[1],[3]
Debt, weighted average interest rate	1.96%	[2],[3]
Debt, Maturity	2022	[3]
DBS B737-800 PDP Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	47,458	[1]
Debt, weighted average interest rate	3.00%	[2]
Debt, Maturity	2015
Other Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 123,104	[1]	$ 229,213	[1]
Debt, weighted average interest rate	5.67%	[2]
Debt, Maturity	2020

[1]	As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.
[2]	The weighted average interest rate is calculated based on the U.S. dollar LIBOR rate as of December 31, 2013, and excludes the impact of related derivative instruments which we hold to hedge our exposure to interest rates as well as any amortization of the debt issuance costs.
[3]	Subordinated debt issued to two of our joint venture partners in 2008 and 2010.